Long-term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term Debt
5.	Long-term Debt

Term Loans	Drawn	December 31,
	Amount	2022	2023
Issued in November 202 1 maturing in November 202 6 (“term loan A”)	28,000,000	23,196,000	—

Issued in September 202 2 maturing in September 202 6 (“term loan B”)	17,000,000	16,450,000	—

Issued in November 202 2 maturing in November 202 7 (“term loan C”)	30,792,500	30,792,500	—

Total		70,438,500	—
Current portion of long-term debt		10,324,000	—
Long-term debt		60,114,500	—

Total debt		70,438,500	—
Current portion of deferred finance charges		147,462	—
Deferred finance charges non-current		326,577	—

Total deferred finance charges		474,039	—

Total debt		70,438,500	—
Less: Total deferred finance charges		474,039	—

Total debt, net of deferred finance charges		69,964,461	—
Less: Current portion of long-term debt, net of current portion of deferred finance charges		10,176,538	—

Total long – term debt		59,787,923	—

On March 10, 2023, the Company prepaid $23.2
million representing the then outstanding balance of the term loan A using cash on hand and the related mortgages of the vessels “Magic Wand”, “Clean Thrasher”, “Clean Sanctuary” and “Stealth Berana” w
as
released.

In the first quarter of 2023, the Company repaid the amount of $1.4 million in line with the amortization schedule of the term loans B and C, and then proceeded with their full prepayment as follows:
On April 7, 2023, the Company prepaid $30.0
million representing the then outstanding balance of the term loan C using cash on hand and the related mortgages of the vessels “Suez Enchanted” and “Suez Protopia” were released.
On April 2
5
, 2023, the Company prepaid $15.9
million representing the then outstanding balance of the term loan B using cash on hand and the related mortgages of the vessels “Clean Nirvana” and “Clean Justice” were released.
Bank loan interest expense for the above loans for the years ended December 31, 2021, 2022 and 2023 amounted to $87,724, $1,444,884 and $1,271,409, respectively. Interest expense is included in interest and finance costs in the consolidated statements of operations. For the years ended December 31, 2021, 2022 and 2023, the amortization of deferred financing charges amounted to $32,587, $94,007 and $474,039, respectively, and is included in interest and finance costs in the consolidated statements of operations. The interest rate on the outstanding loans as of December 31, 2022
w
a
s
based on LIBOR for term loans A and C and on SOFR for term loan B plus a margin that range
d
 between 1.95% and 2.55%. The average interest rate (including the margin) on the above loans was 7.55% for the year ended December 31, 2023 (2022: 6.28%).